(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2025
(Loss) Earnings Per Share [Abstract]
(Loss) earnings per share

11. (Loss) earnings per share

Basic and diluted net (loss) earnings per share for each of the periods presented are calculated as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Numerator:
Net (loss) income attributable to ordinary shareholders – basic and diluted	(176,857,834)	65,932,247	139,708,193

Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	109,060,159	107,812,503	107,812,503
(Loss) earnings per share attributable to ordinary shareholders – basic and diluted	(1.62)	0.61	1.30

Basic (loss) earnings per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted (loss) earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. No securities were anti-dilutive for diluted earnings per share for the periods presented.